THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             SEPARATE ACCOUNT A
             PORTFOLIO DIRECTOR
            PORTFOLIO DIRECTOR 2
           PORTFOLIO DIRECTOR PLUS
            PORTFOLIO DIRECTOR T

      Supplement issued March 31, 2000
     To the Prospectus dated May 1, 1999

     The  Variable  Annuity  Life  Insurance
Company (the "Company") filed an application
with  the Securities and Exchange Commission
("SEC")  today requesting an order  allowing
the   Company  to  replace  the  shares   of
American  General  Domestic  Bond  Fund   of
American General Series Portfolio Company  3
("AGSPC  3"), T. Rowe Price Small-Cap  Stock
Fund,  Dreyfus  Variable Investment  Fund  -
Small  Cap  Portfolio,  Scudder  Growth  and
Income Fund, Neuberger Berman Guardian Trust
and  Dreyfus Founders Growth Fund,  each  of
which   is  a  Variable  Investment   Option
currently available under our group and individual variable annuity contracts, with shares of comparable series of AGSPC 3 and newly created series of American General
Series Portfolio Company ("AGSPC").

     The  Company believes that the proposed
substitutions  are in the best  interest  of
contract   holders.   In  each   case,   the
Substitute  Series  will have  substantially
the same investment objective, practices and
restrictions as the Replaced Series.  In the
case of Dreyfus Variable Investment Fund  --
Small Cap Portfolio and T. Rowe Price Small-
Cap  Stock Fund, Inc., the Substitute Series
will have two sub-advisers, one of which  is
the   Replaced  Series'  current  investment
adviser, T. Rowe Price Associates, Inc., and an additional sub-adviser, Founders Asset
Management LLC, which has an outstanding long-term investment performance record. In the case of Dreyfus Founders Growth Fund, the Substitute Series will have the Replaced
Series' current investment adviser, Founders
Asset  Management  LLC, as its  sub-adviser.
In the case of the other Replaced Series, the Substitute Series will have as sub-advisers new managers with superior long-term investment performance records in their respective asset classes.

     The    proposed    substitutions    and
respective sub-advisers are:

Replaced Series         Substitute Series

Dreyfus Variable        AGSPC American
Investment Fund -       General Select
Small Cap               Small Cap Fund
Portfolio               (T. Rowe Price
                        Associates, Inc.
                        and Founders Asset
                        Management LLC)

T. Rowe Price           AGSPC American
Small-Cap Stock         General Select
Fund, Inc.              Small Cap Fund
                        (T. Rowe Price
                        Associates, Inc.
                        and Founders Asset
                        Management LLC)

Replaced Series         Substitute Series

Scudder Growth          AGSPC American
and Income Fund         General American
                        Century Income &
                        Growth Fund
                        (American Century
                        Investment
                        Management, Inc.)

Neuberger Berman        AGSPC American
Guardian Trust          General American
                        Century Income &
                        Growth Fund
                        (American Century
                        Investment
                        Management, Inc.)

Dreyfus Founders        AGSPC American
Growth Fund             General Founders
                        Growth Fund
                        (Founders Asset
                        Management LLC)

AGSPC 3 American        AGSPC 3 American
General Domestic        General Core Bond
Bond Fund               Fund
                        (American General
                        Investment
                        Management, L.P.)


     You should note that:

     o    No  action  is  required  on  your
          part.  You will not need to vote a
          proxy,  file  a new  election,  or
          take  any other action if the  SEC
          approves the substitutions.

     o    The elections you have on file for
          allocating  your  account   value,
          premium  payments  and  deductions
          will  remain unchanged  until  you
          direct us otherwise.

     o    You  will  not  bear any  expenses
          relating to the substitutions.

     o    Although    for   two    of    the
          substitutions  (Dreyfus   Variable
          Investment   Fund  -   Small   Cap
          Portfolio  and Scudder Growth  and
          Income Fund) total contract holder
          expenses   are  expected   to   be
          slightly  higher for the  Replaced
          Series,  the  substitutions   will
          result   in   a   change   to    a
          sub-adviser   with   a    superior
          performance record.

     o    On   the  effective  date  of  the
          substitution,  your account  value
          in  the  Variable  Account  Option
          will  be  the same as  before  the
          substitution.

     o    The  substitution will have no tax
          consequences for you.

     The  Company  expects to  complete  the
substitutions  before  October  2000.    The
newly  created series of AGSPC will commence
operations at the time of the substitutions.
Completion    of   the   substitutions    is
conditioned  upon obtaining the approval  of
the SEC and state insurance authorities,  if
applicable.   Of  course, you  may  transfer
amounts  in your Contract among the Variable
Investment  Options and  Fixed  Options,  as
usual.    The  substitutions  will  not   be
treated  as a transfer for purposes  of  the
transfer  provisions of your  Contract.   In
addition, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitutions.

     We  will  send  you  a  prospectus  for
AGSPC  3  and the new series of  AGSPC,  and
notice   of   the   actual   date   of   the
substitutions,   after   we   receive    SEC
approval.   You  will  receive  confirmation
when the substitution is complete.

     Should you have any questions, you  may
contact us at 1-800-448-2542 (selection 1).


VA  033100